SEGMENT INFORMATION (Details 1) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Sales Revenue, Goods, Net, Total	$ 61,833,832		$ 29,577,355		$ 139,788,798		$ 50,973,913		$ 88,072,327		$ 31,231,728
Sales Revenue, Services, Net, Total	8,707,308		18,773,333		39,666,915		38,439,693		50,541,312		20,648,175
Revenues, Total	70,707,697		48,350,688		180,215,777		89,678,991		138,613,639		51,879,903
Cost of Goods Sold, Total	41,315,537		16,999,154		93,483,840		28,254,635		50,558,514		17,645,392
Cost of Services, Total	3,269,035		5,598,700		19,695,548		14,099,682		18,248,957		9,306,482
Corporate and Other [Member]
Sales Revenue, Services, Net, Total									4,965,907
Revenues, Total	8,394,143	[1]	0	[1]	25,616,609	[1]	0	[1]	0	[1]	0	[1]
Cost of Goods Sold, Total	5,464,433		0		14,894,249		0		1,098,870		0
Cost of Services, Total	565,574		0		2,435,412		0		909,677		0
Fishery Development Division [Member]
Revenues, Total	26,704,244	[2]	27,088,699	[2]	68,826,877	[2]	53,983,072	[2]	86,346,475	[2]	26,422,125	[2]
Cost of Goods Sold, Total	14,208,181		8,850,806		31,158,927		13,929,497		23,512,812		8,597,604
Cost of Services, Total	2,703,461		3,226,807		12,532,974		10,238,866		14,340,937		6,794,674
Hu Plantation [Member]
Revenues, Total	10,534,960	[3]	7,236,186	[3]	14,089,946	[3]	9,318,049	[3]	11,878,599	[3]	6,113,155	[3]
Cost of Goods Sold, Total	4,832,794		2,915,191		6,093,751		3,473,539		5,035,955		2,070,835
Cost of Services, Total	0		0		0		0		0		0
Organic Fertilizer Beef and Bread Grass Division [Member]
Sales Revenue, Services, Net, Total									23,347,564
Revenues, Total	20,434,953	[4]	5,496,650	[4]	52,259,230	[4]	15,125,291	[4]	23,350,564	[4]	15,184,702	[4]
Cost of Goods Sold, Total	12,835,187		4,311,175		32,082,497		9,897,763		16,297,803		6,976,953
Cost of Services, Total	0		0		0		3,860,816		0		0
Cattle Farm Development Division [Member]
Sales Revenue, Services, Net, Total									17,038,001
Revenues, Total	4,639,397	[5]	8,529,153	[5]	19,423,115	[5]	11,252,579	[5]	17,038,001	[5]	4,159,921	[5]
Cost of Goods Sold, Total	3,974,942		921,982		9,254,416		953,836		4,613,074		0
Cost of Services, Total	0		2,371,893		4,727,162		0		2,998,343		2,511,808
Dairy Production Division [Member]
Sales Revenue, Services, Net, Total									0
Revenues, Total									0	[6]	0	[6]
Cost of Goods Sold, Total									0		0
Cost of Services, Total									0		0
CA [Member]
Sales Revenue, Goods, Net, Total	19,764,839		15,510,180		44,335,991		25,163,091		44,798,779		9,933,871
Sales Revenue, Services, Net, Total	6,772,848		11,578,519		23,926,370		28,554,596		36,193,780		20,648,175
Commissions	166,557		0		564,516		265,385
Cost of Goods Sold, Total	14,208,181		8,850,806		31,158,927		13,929,497		23,329,038		8,597,604
Cost of Services, Total	2,703,461		3,226,807		12,532,974		10,238,866		14,340,937		6,794,674
CA [Member] | Corporate and Other [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Sales Revenue, Services, Net, Total	0		0		0		0		0		0
Commissions	0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Cost of Services, Total	0		0		0		0		0		0
CA [Member] | Fishery Development Division [Member]
Sales Revenue, Goods, Net, Total	19,764,839		15,510,180		44,335,991		25,163,091		44,798,779		9,933,871
Sales Revenue, Services, Net, Total	6,772,848		11,578,519		23,926,370		28,554,596		36,193,780		16,488,254
Commissions	166,557		0		564,516		265,385
Cost of Goods Sold, Total	14,208,181		8,850,806		31,158,927		13,929,497		23,329,038		8,597,604
Cost of Services, Total	2,703,461		3,226,807		12,532,974		10,238,866		14,340,937		6,794,674
CA [Member] | Hu Plantation [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Sales Revenue, Services, Net, Total	0		0		0		0		0		0
Commissions	0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Cost of Services, Total	0		0		0		0		0		0
CA [Member] | Organic Fertilizer Beef and Bread Grass Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Sales Revenue, Services, Net, Total	0		0		0		0		0		0
Commissions	0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Cost of Services, Total	0		0		0		0		0		0
CA [Member] | Cattle Farm Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Sales Revenue, Services, Net, Total	0		0		0		0		0		4,159,921
Commissions	0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Cost of Services, Total	0		0		0		0		0		0
CA [Member] | Dairy Production Division [Member]
Sales Revenue, Goods, Net, Total									0		0
Sales Revenue, Services, Net, Total									0		0
Cost of Goods Sold, Total									0		0
Cost of Services, Total									0		0
Jfd [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		391,009		0
Cost of Goods Sold, Total	0		0		0		0		183,774		0
Jfd [Member] | Corporate and Other [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Jfd [Member] | Fishery Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		391,009		0
Cost of Goods Sold, Total	0		0		0		0		183,774		0
Jfd [Member] | Hu Plantation [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Jfd [Member] | Organic Fertilizer Beef and Bread Grass Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Jfd [Member] | Cattle Farm Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Jfd [Member] | Dairy Production Division [Member]
Sales Revenue, Goods, Net, Total									0		0
Cost of Goods Sold, Total									0		0
Jhst [Member]
Sales Revenue, Goods, Net, Total	10,534,960		7,236,186		14,089,946		9,318,049		11,878,599		6,113,155
Cost of Goods Sold, Total	4,832,794		2,915,191		6,093,751		3,473,539		5,035,955		2,070,835
Jhst [Member] | Corporate and Other [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Jhst [Member] | Fishery Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Jhst [Member] | Hu Plantation [Member]
Sales Revenue, Goods, Net, Total	10,534,960		7,236,186		14,089,946		9,318,049		11,878,599		6,113,155
Cost of Goods Sold, Total	4,832,794		2,915,191		6,093,751		3,473,539		5,035,955		2,070,835
Jhst [Member] | Organic Fertilizer Beef and Bread Grass Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Jhst [Member] | Cattle Farm Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Jhst [Member] | Dairy Production Division [Member]
Sales Revenue, Goods, Net, Total									0		0
Cost of Goods Sold, Total									0		0
Sjap [Member]
Sales Revenue, Goods, Net, Total	17,330,375		4,542,426		44,453,264		14,158,303		21,134,526		15,182,305
Cost of Goods Sold, Total	10,897,327		3,230,505		27,246,765		8,804,971		14,598,210		6,974,627
Sjap [Member] | Corporate and Other [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Sjap [Member] | Fishery Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Sjap [Member] | Hu Plantation [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Sjap [Member] | Organic Fertilizer Beef and Bread Grass Division [Member]
Sales Revenue, Goods, Net, Total	17,330,375		4,542,426		44,453,264		14,158,303		21,134,526		15,182,305
Cost of Goods Sold, Total	10,897,327		3,230,505		27,246,765		8,804,971		14,598,210		6,974,627
Sjap [Member] | Cattle Farm Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Sjap [Member] | Dairy Production Division [Member]
Sales Revenue, Goods, Net, Total									0		0
Cost of Goods Sold, Total									0		0
Hsa [Member]
Sales Revenue, Goods, Net, Total	3,104,578		954,224		7,805,966		966,988		2,213,038		2,397
Cost of Goods Sold, Total	1,937,860		1,080,670		4,835,732		1,092,792		1,699,593		2,326
Hsa [Member] | Corporate and Other [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Hsa [Member] | Fishery Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Hsa [Member] | Hu Plantation [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0		0		0		0		0		0
Hsa [Member] | Organic Fertilizer Beef and Bread Grass Division [Member]
Sales Revenue, Goods, Net, Total	3,104,578		954,224		7,805,966		966,988		2,213,038		2,397
Cost of Goods Sold, Total	1,937,860		1,080,670		4,835,732		1,092,792		1,699,593		2,326
Hsa [Member] | Cattle Farm Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total	0				0		0		0		0
Hsa [Member] | Dairy Production Division [Member]
Sales Revenue, Goods, Net, Total									0		0
Cost of Goods Sold, Total									0		0
Meiji [Member]
Sales Revenue, Goods, Net, Total	4,639,397		1,334,339		11,660,991		1,367,482		5,688,904		0
Sales Revenue, Services, Net, Total	0		7,194,814		7,762,124		9,885,097		11,080,131		0
Commissions	0		0		195,548		0
Cost of Goods Sold, Total			921,982		9,254,416				4,613,074		0
Cost of Services, Total	0		2,371,893		4,727,162		3,860,816		2,998,343		2,511,808
Meiji [Member] | Corporate and Other [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Sales Revenue, Services, Net, Total	0		0		0		0		0		0
Commissions	0		0		195,548		0
Cost of Goods Sold, Total			0		0				0		0
Cost of Services, Total	0		0		0		0		0		0
Meiji [Member] | Fishery Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Sales Revenue, Services, Net, Total	0		0		0		0		0		0
Commissions	0		0		0		0
Cost of Goods Sold, Total			0		0				0		0
Cost of Services, Total	0		0		0		0		0		0
Meiji [Member] | Hu Plantation [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Sales Revenue, Services, Net, Total	0		0		0		0		0		0
Commissions	0		0		0		0
Cost of Goods Sold, Total			0		0				0		0
Cost of Services, Total	0		0		0		0		0		0
Meiji [Member] | Organic Fertilizer Beef and Bread Grass Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Sales Revenue, Services, Net, Total	0		0		0		0		0		0
Commissions	0		0		0		0
Cost of Goods Sold, Total			0		0				0		0
Cost of Services, Total	0		0		0		3,860,816		0		0
Meiji [Member] | Cattle Farm Development Division [Member]
Sales Revenue, Goods, Net, Total	4,639,397		1,334,339		11,660,991		1,367,482		5,688,904		0
Sales Revenue, Services, Net, Total	0		7,194,814		7,762,124		9,885,097		11,080,131		0
Commissions	0		0		0		0
Cost of Goods Sold, Total			921,982		9,254,416				4,613,074		0
Cost of Services, Total	0		2,371,893		4,727,162		0		2,998,343		2,511,808
Meiji [Member] | Dairy Production Division [Member]
Sales Revenue, Goods, Net, Total									0		0
Sales Revenue, Services, Net, Total									0		0
Cost of Goods Sold, Total									0		0
Cost of Services, Total									0		0
JHMC [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		268,966		0
Cost of Goods Sold, Total			0		0				0		0
JHMC [Member] | Corporate and Other [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total			0		0				0		0
JHMC [Member] | Fishery Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total			0		0				0		0
JHMC [Member] | Hu Plantation [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total			0		0				0		0
JHMC [Member] | Organic Fertilizer Beef and Bread Grass Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Cost of Goods Sold, Total			0		0				0		0
JHMC [Member] | Cattle Farm Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		268,966		0
Cost of Goods Sold, Total			0		0				0		0
JHMC [Member] | Dairy Production Division [Member]
Sales Revenue, Goods, Net, Total									0		0
Cost of Goods Sold, Total									0		0
SIAF [Member]
Sales Revenue, Goods, Net, Total	6,459,683		0		17,442,640		0		1,698,506		0
Sales Revenue, Services, Net, Total	1,934,460		0		7,978,421		0		3,267,401		0
Commissions	0
Cost of Goods Sold, Total	5,464,433		0		14,894,249		0		1,098,870		0
Cost of Services, Total	565,574		0		2,435,412		0		909,677		0
SIAF [Member] | Corporate and Other [Member]
Sales Revenue, Goods, Net, Total	6,459,683		0		17,442,640		0		1,698,506		0
Sales Revenue, Services, Net, Total	1,934,460		0		7,978,421		0		3,267,401		0
Commissions	0
Cost of Goods Sold, Total	5,464,433		0		14,894,249		0		1,098,870		0
Cost of Services, Total	565,574		0		2,435,412		0		909,677		0
SIAF [Member] | Fishery Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Sales Revenue, Services, Net, Total	0		0		0		0		0		0
Commissions	0
Cost of Goods Sold, Total	0		0		0		0		0		0
Cost of Services, Total	0		0		0		0		0		0
SIAF [Member] | Hu Plantation [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Sales Revenue, Services, Net, Total	0		0		0		0		0		0
Commissions	0
Cost of Goods Sold, Total	0		0		0		0		0		0
Cost of Services, Total	0		0		0		0		0		0
SIAF [Member] | Organic Fertilizer Beef and Bread Grass Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Sales Revenue, Services, Net, Total	0		0		0		0		0		0
Commissions	0
Cost of Goods Sold, Total	0		0		0		0		0		0
Cost of Services, Total	0		0		0		0		0		0
SIAF [Member] | Cattle Farm Development Division [Member]
Sales Revenue, Goods, Net, Total	0		0		0		0		0		0
Sales Revenue, Services, Net, Total	0		0		0		0		0		0
Commissions	0
Cost of Goods Sold, Total	0		0		0		0		0		0
Cost of Services, Total	0		0		0		0		0		0
SIAF [Member] | Dairy Production Division [Member]
Sales Revenue, Goods, Net, Total											0
Sales Revenue, Services, Net, Total									0		0
Cost of Goods Sold, Total									0		0
Cost of Services, Total									0		0
MEIJI and JHMC [Member]
Cost of Goods Sold, Total	3,974,942						953,836
MEIJI and JHMC [Member] | Corporate and Other [Member]
Cost of Goods Sold, Total	0						0
MEIJI and JHMC [Member] | Fishery Development Division [Member]
Cost of Goods Sold, Total	0						0
MEIJI and JHMC [Member] | Hu Plantation [Member]
Cost of Goods Sold, Total	0						0
MEIJI and JHMC [Member] | Organic Fertilizer Beef and Bread Grass Division [Member]
Cost of Goods Sold, Total	0						0
MEIJI and JHMC [Member] | Cattle Farm Development Division [Member]
Cost of Goods Sold, Total	$ 3,974,942						$ 953,836

[1]	Operated by Sino Agro Food, Inc.
[2]	Operated by Capital Award, Inc. and Jiangmen City A Power Fishery Development Co. Ltd.
[3]	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co. Ltd.
[4]	Operated by Qinghai Sanjiang A Power Agriculture Co. Ltd, A Power Agro Agriculture Development (Macau)Limited and Hunan Shenghua A Power Agriculture Co., Limited.
[5]	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Ltd and Macau Meiji Limited.
[6]	Operated by Hang Yu Tai Investment Ltd (“HYT”)and ZhongSingNongMu Ltd (“ZX”) (Discontinued operation).